SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2013
SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS
SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS
2. SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS

Changes in NewLead’s subsidiaries list in relation to the Company's consolidated financial statements for the year ended December 31, 2012 included in the Company's Annual Report were as follows:

Statement of operations
Company Name		Country of Incorporation	Nature / Vessel Name	6 months ended 2013	6 months ended 2012
56	Mines Investments Corp.	Marshall Islands	Operating company (34)	—	—

57	Mine Investments LLC	United States of America	Operating company (35)	—	—

58	Five Mile Investment LLC	United States of America	Operating company (35)	—	—

59	Elk Valley Investment LLC	United States of America	Operating company (35)	—	—

34)	The company was established on February 12, 2013, for operation of coal business.

35)	The companies were established on February 15, 2013, for operation of coal business.